Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,652,000.00
Previously Paid Amount	0.00
Total Fee Amount	26,069.72
Total Offset Amount	0.00
Net Fee	$ 26,069.72
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false